Digital Assets Payable (Details) - Schedule of Movement of Digital Assets Payables - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Digital Assets Payables [Abstract]
Balance	$ 34,183,498	$ 6,200,109
Entered during the year	518,068,292	296,810,473
Settled during the year	(487,892,827)	(274,172,598)
Unrealized fair value loss	16,005,227	5,354,514
Balance	$ 80,364,190	$ 34,183,498